Revenue and other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	$ 969,694	$ 682,653	$ 1,074,214
Operating lease income	696,386	257,593	160,913
Total revenue	1,666,080	940,246	1,235,127
Other operating income	29,756	50,660	23,316
IFRS 16
Disclosure Of Revenue Sources [Line Items]
Operating lease income	484,093	188,404	122,818
IFRS 15
Disclosure Of Revenue Sources [Line Items]
Operating lease income	212,293	69,189	38,095
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	148,033	205,227	639,778
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	821,661	477,426	434,436
Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	696,386	257,593	160,913
Less: Elimina-tions
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	(3)	0
Total revenue	(39)	(403)	0
Other operating income	(29,662)	(12,295)	0
Less: Elimina-tions | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0	0
Less: Elimina-tions | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	(3)	0
Less: Elimina-tions | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	(39)	(400)	0
Marine | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	969,694	682,656	1,074,214
Total revenue	1,666,119	940,649	1,235,127
Other operating income	41,882	51,142	23,316
Marine | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	148,033	205,227	639,778
Marine | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	821,661	477,429	434,436
Marine | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	696,425	257,993	$ 160,913
Euronav | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	334,102	565,155
Total revenue	568,188	742,342
Other operating income	37,177	49,510
Euronav | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	131,397	186,363
Euronav | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	202,705	378,792
Euronav | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	234,086	177,187
Bocimar | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	618,956	98,428
Total revenue	942,604	98,428
Other operating income	739	0
Bocimar | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Bocimar | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	618,956	98,428
Bocimar | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	323,648	0
Delphis | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Total revenue	43,564	26,513
Other operating income	0	0
Delphis | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Delphis | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Delphis | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	43,564	26,513
Bochem | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	16,636	18,864
Total revenue	48,925	32,200
Other operating income	130	0
Bochem | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	16,636	18,864
Bochem | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Bochem | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	32,289	13,336
Windcat | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	237
Total revenue	60,992	39,668
Other operating income	0	17
Windcat | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Windcat | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	237
Windcat | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	60,992	39,431
Port vessels | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	(28)
Total revenue	1,846	1,498
Other operating income	3,836	1,615
Port vessels | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Port vessels | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	(28)
Port vessels | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	1,846	1,526
H2 Infra | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Total revenue	0	0
Other operating income	236	389
H2 Infra | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
H2 Infra | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
H2 Infra | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	0	0
H2 Industry | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Total revenue	0	0
Other operating income	17,300	11,424
H2 Industry | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
H2 Industry | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
H2 Industry | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income	$ 0	$ 0